Stockholders' equity and employee benefit plans (Warrants) (Details)	12 Months Ended
Dec. 31, 2013 shares
Class of Warrant or Right [Line Items]
Number of warrants converted to common stock (in shares)	6,366,072
Warrants [Member]
Class of Warrant or Right [Line Items]
Stock issued during the period (in shares)	4,227,358